Real Estate Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Real Estate Assets [Abstract]
Real Estate Assets

4. REAL ESTATE ASSETS

A summary of the properties owned by the Company as of June 30, 2017 is as follows:

Property Name	Date Acquired	Location	Real estate assets, net (in thousands)
Garden Gateway Plaza	March 2007	Colorado Springs, Colorado	$11,529
World Plaza	September 2007	San Bernardino, California	5,697
Executive Office Park	July 2008	Colorado Springs, Colorado	8,129
Waterman Plaza	August 2008	San Bernardino, California	5,689
Pacific Oaks Plaza	September 2008	Escondido, California	4,033
Morena Office Center	January 2009	San Diego, California	4,973
Genesis Plaza	August 2010	San Diego, California	8,739
Dakota Bank Buildings	May 2011	Fargo, North Dakota	9,896
Yucca Valley Retail Center	September 2011	Yucca Valley, California	6,635
Port of San Diego Complex	December 2011	San Diego, California	14,026
The Presidio	November 2012	Aurora, Colorado	6,482
Bismarck	March 2014	Fargo, ND	5,551
Union Terrace Building	August 2014	Lakewood, Colorado	8,412
Centennial Technology Center	December 2014	Colorado Springs, Colorado	13,748
Arapahoe Service Center	December 2014	Centennial, Colorado	10,917
Union Town Center	December 2014	Colorado Springs, Colorado	10,382
West Fargo Industrial	August 2015	Fargo, North Dakota	7,536
300 N.P.	August 2015	Fargo, North Dakota	3,704
Research Parkway	August 2015	Colorado Springs, Colorado	2,734
One Park Centre	August 2015	Westminster, Colorado	8,547
Highland Court	August 2015	Centennial, Colorado	12,430
Shea Center II	December 2015	Highlands Ranch, Colorado	23,705

NetREIT, Inc. properties			193,494
Model Home properties	2010-2017	AZ, CA, FL, IL, NC, NJ, PA, SC, TX, UT, WI	41,930

	Total real estate assets and lease intangibles, net		$235,424

Geographic Diversification Table

The following tables show a list of properties owned by NetREIT, Inc. grouped by state location as of June 30, 2017:

State	No. of Properties	Aggregate Square Feet	Approximate % of Square Feet	Current Base Annual Rent	Approximate % of Aggregate Annual Rent
California	7	422,687	24.9%	$5,685,960	26.3%
Colorado	11	872,878	51.4%	12,330,663	57.1%
North Dakota	4	401,461	23.7%	3,563,174	16.5%

Total	22	1,697,026	100.0%	$21,579,797	100.0%

Model Home properties:

State	No. of Properties	Aggregate Square Feet	Approximate % of Square Feet	Current Base Annual Rent	Approximate of Aggregate % Annual Rent
Arizona	2	4,618	1.3%	$50,220	1.4%
California	2	4,563	1.2%	42,456	1.2%
Florida	34	82,995	22.5%	897,660	25.7%
Illinois	3	8,941	2.4%	98,004	2.8%
New Jersey	4	10,379	2.8%	101,820	2.9%
North Carolina	4	13,623	3.7%	144,540	4.1%
Pennsylvania	11	30,989	8.4%	371,988	10.6%
South Carolina	3	8,703	2.4%	93,864	2.7%
Texas	61	188,315	51.2%	1,537,080	44.0%
Utah	3	9,918	2.7%	99,816	2.9%
Wisconsin	2	5,016	1.4%	55,992	1.6%

Total	129	368,060	100.0%	$3,493,440	100.0%

4. REAL ESTATE ASSETS

The Company owns a diverse portfolio of real estate assets. The primary types of properties the Company invests in are office, industrial, medical, retail, and NNN leased residential properties located primarily in Southern California and Colorado, with four properties located in North Dakota. Our model home properties are located in eleven states. As of December 31, 2016, the Company owned or had an equity interest in:

•	Fifteen office buildings, two industrial buildings and two medical buildings (“Office/Industrial/Medical Properties”) which total approximately 1,500,000 rentable square feet,

•	Six retail shopping centers (“Retail Properties”) which total approximately 234,000 rentable square feet,

•	One hundred eight model homes owned by our affiliated limited partnerships and one limited liability company (“Residential Properties”).

The Company’s real estate assets consisted of the following as of December 31, 2016 and 2015:

			Real estate assets, net (in thousands)
Property Name	Acquired	Location	2016	2015
Havana/Parker Complex	June 2006	Aurora, CO	$—	$2,093
Garden Gateway Plaza	March 2007	Colorado Springs, Colorado	11,656	11,808
World Plaza	September 2007	San Bernardino, California	5,750	6,653
Regatta Square	October 2007	Denver, Colorado	1,836	1,859
Executive Office Park	July 2008	Colorado Springs, Colorado	8,125	8,227
Waterman Plaza	August 2008	San Bernardino, California	5,753	5,877
Pacific Oaks Plaza	September 2008	Escondido, California	4,146	4,213
Morena Office Center	January 2009	San Diego, California	5,079	5,269
Rangewood Medical Office Building	March 2009	Colorado Springs, Colorado	2,054	2,306
Genesis Plaza	August 2010	San Diego, California	8,670	8,398
Dakota Bank Buildings	May 2011	Fargo, North Dakota	10,148	10,452
Yucca Valley Retail Center	September 2011	Yucca Valley, California	6,738	7,190
Port of San Diego Complex	December 2011	San Diego, California	14,153	13,971
Shoreline Medical Building	May 2012	Half Moon Bay, California	5,821	5,856
The Presidio	November 2012	Aurora, Colorado	6,609	6,643
Bismarck	March 2014	Fargo, ND	5,392	4,904
Union Terrace Building	August 2014	Lakewood, Colorado	8,276	8,607
Centennial Technology Center	December 2014	Colorado Springs, Colorado	14,157	14,755
Arapahoe Service Center	December 2014	Centennial, Colorado	11,207	11,301
Union Town Center	December 2014	Colorado Springs, Colorado	10,544	10,941
West Fargo Industrial	August 2015	Fargo, North Dakota	7,632	2,875
300 N.P.	August 2015	Fargo, North Dakota	3,751	7,833
Research Parkway	August 2015	Colorado Springs, Colorado	2,776	3,910
One Park Centre	August 2015	Westminster, Colorado	8,515	13,245
Highland Court	August 2015	Centennial, Colorado	12,511	9,050
Shea Center II	December 2015	Highlands Ranch, Colorado	24,409	25,961

NetREIT, Inc. properties			205,708	214,197
Model Home properties	2011-2016	AZ, CA, FL, IL, NC, NJ, PA, SC, TX, UT, WI	34,814	16,889

	Total real estate assets and lease intangibles, net		$240,522	$231,086